Related Parties Balances and Transactions (Details) - Schedule of due to related parties - CNY (¥) ¥ in Thousands		Mar. 31, 2021	Mar. 31, 2020
Related Party Transaction [Line Items]
Due to related parties		¥ 1,365	¥ 2,864
Mr. Bao [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	849	2,323
Philectronics [Member]
Related Party Transaction [Line Items]
Due to related parties		¥ 516	¥ 541

[1]	During the year ended March 31, 2020, UTime SZ approved a shareholder resolution that agreed Mr. Bao to invest a consideration of RMB23,884 as UTime SZ’s equity interest. The consideration primarily consisted of the amount due to Kaiweixin of RMB23,035 as of March 31, 2019. During the year ended March 31, 2021, the Company and Mr. Bao agreed to offset the amount due form Mr. Bao and amount due to Mr. Bao of RMB850.